Segment Information	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Segment Information

16. Segment Information

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The Company used to include the corporate expenses, which mainly comprised of directors’ remuneration, legal and professional expenses and corporate insurance expenses, in the segment of plastic injection. Commencing from this year, the corporate expenses are separately disclosed in the segment information for a more precise presentation of the financial performance of each segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Year ended March 31,
	2020			2021			2022
	Net sales	Intersegment sales	Income (loss) before income tax	Net sales	Intersegment sales	Income (loss) before income tax	Net sales	Intersegment sales	Income (loss) before income tax
Segment:
Injection molded plastic parts	$25,531	$(178)	$(1,197)	$20,325	$(461)	$6,025	$23,586	$(241)	$4,229
Electronic products	40,077	(62)	1,544	45,022	-	3,992	62,635	-	5,233

Segment total	$65,608	$(240)	$347	$65,347	$(461)	$10,017	$86,221	$(241)	$9,462

Reconciliation to consolidated totals:
Sales eliminations	(240)	240	-	(461)	461	-	(241)	241	-
Corporate expenses			$(1,294)			$(1,311)			$(1,395)
Consolidated totals:
Net sales	$65,368	$-		$64,886	$-		$85,980	$-	-
(Loss) income before income taxes			$(947)			$8,706			$8,067

	Year ended March 31,
	2020		2021		2022
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$204	$-	$213	$-	$221	$-
Electronic products	14	-	22	-	24	-
Consolidated total	$218	$-	$235	$-	$245	$-

	Year ended March 31,
	2020			2021			2022
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$66,741	$251	$1,754	$73,209	$269	$1,540	$74,373	$783	$1,402
Electronic products	28,638	256	219	34,651	282	215	41,038	721	334

Consolidated Totals	$95,379	$507	$1,973	$107,860	$551	$1,755	$115,411	$1,504	$1,736

F-25

16. Segment Information - continued

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2020	2021	2022
Net sales
United States of America	$11,228	$7,861	$10,460
PRC	27,097	24,905	34,448
United Kingdom	4,852	3,259	6,736
Hong Kong	6,188	8,138	11,593
Europe	9,827	9,564	13,421
Canada	2,681	4,680	5,503
Others	3,495	6,479	3,819
Total net sales	$65,368	$64,886	$85,980

The location of the Company's long-lived assets is as follows:

	March 31,
	2021	2022

Hong Kong and Macao	$233	$99
PRC	27,090	26,918
Total long-lived assets	27,323	27,017